Document and Entity Information Document	Oct. 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2023
Entity Registrant Name	Cushman & Wakefield plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-38611
Entity Central Index Key	0001628369
Amendment Flag	false
Entity Tax Identification Number	98-1193584
Entity Address, Address Line One	125 Old Broad Street
Entity Address, Postal Zip Code	EC2N 1AR
Entity Address, Country	GB
Entity Address, City or Town	London
City Area Code	44
Local Phone Number	20 3296 3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.10 nominal value
Trading Symbol	CWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false